Off-balance sheet lending commitments and guarantee business, Nomainal Amount (Detail) - Nominal amount [Member] € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)
Total Stages [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	€ 252,129	[1]
Movements in financial assets including new business	9,496
Transfers due to changes in creditworthiness	0
Changes in models
Financial assets that have been derecognized during the period	0
Foreign exchange and other changes	1,035
Balance, end of reporting period	262,659
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	243,566	[1]
Movements in financial assets including new business	6,765
Transfers due to changes in creditworthiness	752
Changes in models
Financial assets that have been derecognized during the period	0
Foreign exchange and other changes	957
Balance, end of reporting period	252,039
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	7,114	[1]
Movements in financial assets including new business	3,923
Transfers due to changes in creditworthiness	(1,089)
Changes in models
Financial assets that have been derecognized during the period	0
Foreign exchange and other changes	73
Balance, end of reporting period	10,021
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	1,448	[1]
Movements in financial assets including new business	(1,191)
Transfers due to changes in creditworthiness	338
Changes in models
Financial assets that have been derecognized during the period	0
Foreign exchange and other changes	4
Balance, end of reporting period	599
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	[1]
Movements in financial assets including new business	0
Transfers due to changes in creditworthiness
Changes in models
Financial assets that have been derecognized during the period	0
Foreign exchange and other changes	0
Balance, end of reporting period	€ 0

[1]	Revocable commitments were included in impairment relevant exposures in Q4 2018. As a consequence, Balance, beginning of year was restated compared to our interim reports 2018.